Nuveen Core Impact Bond Managed Accounts
Statement of Operations    July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 75.0%
	CORPORATE BONDS – 57.0%
	Banks – 28.5%
$250	African Development Bank	3.000%	12/06/21	AAA	$259,248
250	Asian Development Bank	0.019%	8/10/22	AAA	258,194
250	Bank of America Corp	3.499%	5/17/22	A+	255,850
250	Bank of America Corp	2.456%	10/22/25	A+	265,256
250	European Bank for Reconstruction & Development	1.875%	7/15/21	AAA	253,853
250	European Investment Bank	0.025%	10/15/24	AAA	272,794
250	International Bank for Reconstruction & Development	2.125%	3/03/25	Aaa	270,061
250	International Bank for Reconstruction & Development	3.125%	11/20/25	AAA	284,938
250	Kreditanstalt fuer Wiederaufbau	2.000%	9/29/22	AAA	259,711
250	Kreditanstalt fuer Wiederaufbau	1.750%	9/14/29	AAA	274,003
260	NongHyup Bank, 144A	1.250%	7/20/25	A+	261,095
2,760	Total Banks				2,915,003
	Beverages – 2.9%
250	PepsiCo Inc	2.875%	10/15/49	A+	289,607
	Chemicals – 2.7%
250	LG Chem Ltd, 144A	3.625%	4/15/29	BBB+	278,726
	Electric Utilities – 15.3%
500	Avangrid Inc	3.800%	6/01/29	Baa1	595,795
250	Electricite de France S.A., 144A	0.036%	10/13/25	A3	282,460
250	Niagara Mohawk Power Corp, 144A	1.960%	6/27/30	A-	261,772
100	Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB-	106,000
250	Southwestern Public Service Co	3.750%	6/15/49	A	317,350
1,350	Total Electric Utilities				1,563,377
	Equity Real Estate Investment Trust – 2.3%
225	Regency Centers LP	3.750%	6/15/24	BBB+	237,260
	Semiconductors & Semiconductor Equipment – 2.7%
250	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	3.400%	5/01/30	BBB	276,058
	Technology Hardware, Storage & Peripherals – 2.6%
250	Apple Inc	0.029%	2/23/23	AA+	265,018
$5,335	Total Corporate Bonds (cost $5,803,140)				5,825,049

Nuveen Core Impact Bond Managed Accounts (continued)
Statement of Operations    July 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 10.2%
	Indonesia – 2.4%
$225	Perusahaan Penerbit SBSN Indonesia III, 144A	3.900%	8/20/24	BBB	$243,896
	Netherlands – 5.3%
250	Nederlandse Waterschapsbank NV, 144A	3.125%	12/05/22	AAA	266,340
250	Nederlandse Waterschapsbank NV, 144A	0.024%	3/24/26	AAA	274,712
500	Total Netherlands				541,052
	Sweden – 2.5%
250	Kommuninvest I Sverige AB, 144A	1.875%	6/01/21	AAA	253,273
$975	Total Sovereign Debt (cost $1,037,971)				1,038,221

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.7%
$250	United States Department of Housing and Urban Development	2.738%	8/01/25	N/R	$277,635
$250	Total U.S. Government and Agency Obligations (cost $277,044)				277,635

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value
	MUNICIPAL BONDS – 2.7%
	Michigan – 2.7%
$250	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Taxable Refunding Senior Lien Series 2020A, 3.056%, 7/01/39	No Opt. Call	AA-	$277,375
$250	Total Municipal Bonds (cost $274,580)			277,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 2.4%
$250	Tesla Auto Lease Trust 2020-A, 144A	0.780%	12/20/23	N/R	$249,908
$250	Total Asset-Backed Securities (cost $249,940)				249,908
	Total Long-Term Investments (cost $7,642,675)				7,668,188

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 29.8%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 29.8%
$3,054	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/03/20	N/R	$3,053,993
$3,054	Total Short-Term Investments (cost $3,053,993)				3,053,993
	Total Investments (cost $10,696,668) – 104.8%				10,722,181
	Other Assets Less Liabilities – (4.8)%				(495,711)
	Net Assets – 100%				$10,226,470

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$5,825,049	$ —	$5,825,049
Sovereign Debt	—	1,038,221	—	1,038,221
U.S. Government and Agency Obligations	—	277,635	—	277,635
Municipal Bonds	—	277,375	—	277,375
Asset-Backed Securities	—	249,908	—	249,908
Short-Term Investments:
U.S. Government and Agency Obligations	—	3,053,993	—	3,053,993
Total	$ —	$10,722,181	$ —	$10,722,181

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
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